COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

25. COMMITMENTS AND CONTINGENCIES

(a)  Commitments

As of
December 31, 2023
RMB
(in thousands)
Operating leases commitments(i)	427,799
Purchase of land use right(ii)	154,575
Investment commitments(iii)	105,027
Purchase of property and equipment	3,793
Purchase of services	1,818
Total	693,012

Amounts
RMB
(in thousands)
2024	373,394
2025	115,740
2026	90,821
2027	50,309
Thereafter	62,748
Total	693,012
(i)	Operating leases commitments represent the Group’s obligations for leasing premises.
(ii)	The commitment to purchase land use right is the outstanding consideration for the land use right purchased by Shengdu in 2023.
(iii)	Investment commitments obligations primarily relate to capital contributions obligation under certain arrangements.

(b)  Contingencies

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of the unresolved matters, individually and in the aggregate, are likely to have a material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigations are subject to inherent uncertainties and the Group’s view of these matters may change in the future.